CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Total revenues	$ 152,709	$ 126,551
Cost of revenues:
Total cost of revenues	98,082	76,330
Gross profit	54,627	50,221
Operating expenses:
Research and development expenses, net	18,547	19,003
Selling and marketing expenses	14,109	11,941
General and administrative expenses	14,514	9,155
Other operating income, net	(725)	(2,340)
Total operating expenses	46,445	37,759
Operating income	8,182	12,462
Financial income (expenses), net	779	(735)
Income before taxes on income	8,961	11,727
Taxes on income	(2,695)	(1,822)
Net income	$ 6,266	$ 9,905
Earnings (losses) per share :
Basic	$ 0.11	$ 0.17
Diluted	$ 0.11	$ (0.17)
Weighted average number of shares used in computing earnings (losses) per share:
Basic	57,016,808	56,615,714
Diluted	57,016,808	56,622,204
Product [Member]
Revenues:
Total revenues	$ 93,434	$ 81,832
Cost of revenues:
Total cost of revenues	59,172	49,885
Service [Member]
Revenues:
Total revenues	59,275	44,719
Cost of revenues:
Total cost of revenues	$ 38,910	$ 26,445